S000021242 [Member] Annual Fund Operating Expenses - NexPoint Event Driven Fund	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[1]
Distribution and Service (12b-1) Fees	0.35%	[1]
Component1 Other Expenses	0.26%	[1]
Component2 Other Expenses	0.51%	[1]
Component3 Other Expenses	0.95%	[1]
Other Expenses (as a percentage of Assets):	1.72%	[1],[2]
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	3.10%	[1]
Fee Waiver or Reimbursement	(0.45%)	[1],[2]
Net Expenses (as a percentage of Assets)	2.65%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[1]
Distribution and Service (12b-1) Fees	1.00%	[1]
Component1 Other Expenses	0.26%	[1]
Component2 Other Expenses	0.51%	[1]
Component3 Other Expenses	0.95%	[1]
Other Expenses (as a percentage of Assets):	1.72%	[1],[2]
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	3.75%	[1]
Fee Waiver or Reimbursement	(0.45%)	[1],[2]
Net Expenses (as a percentage of Assets)	3.30%	[1]
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.26%	[1]
Component2 Other Expenses	0.51%	[1]
Component3 Other Expenses	0.95%	[1]
Other Expenses (as a percentage of Assets):	1.72%	[1],[2]
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	2.75%	[1]
Fee Waiver or Reimbursement	(0.45%)	[1],[2]
Net Expenses (as a percentage of Assets)	2.30%	[1]

[1]
Total Annual Fund Operating Expenses differ from the ratios of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]
NexPoint Asset Management, L.P. (“NexPoint” or the “Adviser”) has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b‑1 under the Investment Company Act of 1940, as amended (the “1940 Act”), taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Fund to 1.50% of average daily net assets attributable to any class of the Fund (the “Expense Cap”). The Expense Cap will continue through at least October 31, 2026, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. Under the expense limitation agreement, the Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty‑six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement.